TFA Tactical Income Fund

Class A: TFALX

Class I: TFAZX

Tactical Moderate Allocation Fund

Class A: TFAMX

Class I: TFAUX

Tactical Growth Allocation Fund

Class A: TFAEX

Class I: TFAFX

TFA Quantitative Fund

Class A*

Class I: TFAQX

TFA Multidimensional Tactical Fund

Class A*

Class I: TFADX

TFA AlphaGen Growth Fund

Class A*

Class I: TFAGX

Each a Series of the Tactical Investment Series Trust

Supplement dated February 22, 2022, to the Prospectus

and Statement of Additional Information dated November 17, 2021, each as amended

At its meeting on December 3, 2021, the Board of Trustees (the “Board”) of Tactical Investment Series Trust (the “Trust”) approved M3Sixty Fund Administration as the Trust’s transfer agent and dividend disbursing agent, effective February 22, 2022. The Board also approved Matrix 360 Distributors, LLC as the Trust principal underwriter, effective February 22, 2022.

Change in Sub-Fund Administrator, Fund Accountant, and Transfer Agent to the Funds

M3Sixty Fund Administration, LLC, doing business as has replaced Ultimus Fund Solutions, LLC. as the Trust’s sub-fund administrator, fund accountant, and transfer agent and dividend distribution agent. Accordingly, all references in the Prospectus to “Ultimus Fund Solutions, LLC” and “Ultimus” are hereby deleted and replaced with references to “M3Sixty Fund Administration, LLC” or “M3Sixty,” and all references in the Prospectus to the “transfer agent” are deemed to be references to M3Sixty Fund Administration, LLC. The address of M3Sixty Fund Administration, LLC is 4300 Shawnee Mission Parkway, Fairway, Kansas 66205.

Change in Distributor for the Trust

Matrix 360 Distributor, LLC, has replaced Ultimus Fund Distributors, LLC. as the Trust’s principal underwriter. Accordingly, all references in the Prospectus to “Ultimus Fund Distributors, LLC” are hereby deleted and replaced with references to “Matrix 360 Distributors, LLC” or “M360D,” and all references in the Prospectus to the “distributor” are deemed to be references to Matrix 360 Distributor, LLC. The address of M360D is 4300 Shawnee Mission Parkway, Fairway, Kansas 66205.

Effective February 22, 2022, the Funds’ Prospectus is amended as follows.

The following replaces the information under the sub-heading “Opening an Account” under the heading “How to Purchase Shares” in the Prospectus:

Opening an Account: Each Fund is a separate series of Tactical Investment Series Trust (the “Trust”), and you may purchase shares directly from a Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of a Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in a Fund for the first time, please call the Funds’ transfer agent at (833) 974-3787 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in a Fund should be intended as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Funds, please call (833) 974-3787.

You may buy shares on any “business day.” Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Funds are sold at NAV. The NAV is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). Each Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the applicable Fund in which you are investing to the following address:

[Name of Fund]

c/o M3Sixty Fund Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

•	Fund name and account number;
•	Account name(s) and address; and
•	The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third-party checks will not be accepted. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are unable to debit your pre-designated bank account on the day of purchase, each Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred because of a decline in the value of the canceled purchase. The Funds (or a Fund’s agent) each have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Funds’ transfer agent, at (833) 974-3787 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Funds’ custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Funds. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or their transfer agent. The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

The following replaces the information under the sub-heading “Redeeming Shares” under the heading “How to Redeem Shares” in the Prospectus:

Redeeming Shares: You may redeem your shares on any business day. Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

•	Include the Fund name and account number;
•	Include the account name(s) and address;
•	State the dollar amount or number of shares you wish to redeem; and
•	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Funds also may require that signatures be guaranteed for redemptions of $50,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a Medallion signature guarantee stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (833) 974-3787 if you have questions regarding signature guarantees. At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization. The Funds will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Funds may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds normally send redemption checks by U.S. mail, but the Funds can send a redemption check by overnight delivery. A fee will be assessed for shipping. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

The following replaces the information under the sub-heading “Redeeming by Mail” under the heading “How to Redeem Shares” in the Prospectus:

Redeeming by Mail

You may redeem any part of your account in the Funds by mail at no charge. Your request, in proper form, should be addressed to:

[Name of Fund]

c/o M3Sixty Fund Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

The following replaces the information under the sub-heading “Telephone Redemptions” under the heading “How to Redeem Shares” in the Prospectus:

Telephone Redemptions

You may redeem any part of your account in a Fund by calling the transfer agent at (833) 974-3787. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Effective February 22, 2022, the Trust’s Statement of Additional Information (“SAI”) is amended as follows.

The following replaces the information under the heading “Trustee Qualifications” in the SAI:

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Matthew Brennan – Independent Trustee – Mr. Brennan has over 35 years of accounting, business strategy, and executive management experience. He started his accounting career at Deloitte & Touche before serving as a Vice president of a real estate development group. In 1996, Mr. Brennan founded his own excavating and paving company. In 2019, he founded his own full-service aircraft management company.

Richard Curry – Independent Trustee – Mr. Curry has over 20 years of experience in the securities industry, having previously served as a securities dealer at McDonald and Company, college professor of investments, and president and director of registered investment companies. He currently serves as an Adjunct Professor of Investments at the University of Cincinnati Lindner College of Business and is a risk management advisor at Curry Moore & Associates.

Peter Baden – Independent Trustee – Mr. Baden has over 20 years in the financial services industry and nearly ten years as a systems analyst for private and municipal entities. Since 2005, Mr. Baden has served as the Chief Investment Officer for two registered investment advisers. At his current firm, Genoa Asset Management, he serves as the portfolio manager to the taxable total return strategy.

Each of the Independent Trustees possesses a strong understanding of the regulatory framework under which investment companies must operate. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o M360 Fund Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Matthew Brennan Birth Year: 1961	Trustee	Indefinite/ February 2021- present	Chief Executive Officer and Managing Member, Ohio Heavy Equipment Leasing, LLC, d/b/a Loveland Excavating and Paving, Inc. (1996 - present); Owner, SkyFly Aviation Services, LLC (2019 – present)	6	None
Richard M. Curry Birth Year: 1939	Trustee	Indefinite/ February 2021 - present	Independent Life and Health Insurance Adviser, Curry Moore & Associates (2014 – present); Adjunct Professor of Investments, The University of Cincinnati (2005 – present)	6	None
Peter Baden Birth Year: 1964	Trustee	Indefinite/ February 2021 – present	Chief Investment Officer, Genoa Asset Management (2020 – present); Chief Investment Officer, Ross Sinclaire Asset Management (2005 – 2020)	6	None

[1]	The “Fund Complex” consists of the Tactical Investment Series Trust.

The following table provides information regarding each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Drew K. Horter[2] Birth Year: 1955	President Interested Trustee	January 2021 - present January 2021 – November 2021	President, Tactical Fund Advisors, LLC (2019 – present); President and Chief Investment Strategist, Horter Investment Management, LLC (1991 – present)	None
Bo J. Howell Birth Year: 1981	Secretary	Since February 2022	Shareholder, Strauss Troy Co., LPA (2020-Present); CEO of CCO Technology, LLC (d/b/a Joot) (2018-present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014-2018)	CCO Technology, LLC (d/b/a Joot) (2020-present);
Larry Beaver Birth Year: 1969	Treasurer	Since February 2022	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Assistant Treasurer, 360 Funds (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2018); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (2017-2021).	None
Leslie Green Birth Year: 1988	Chief Compliance Officer	Since November 2021	Chief Compliance Officer, Calfee Halter & Griswold (since 2021); Chief Compliance Officer, Eagle Realty Group (2017-2021); Senior Compliance Manager, Touchstone Investments (2012 - 2017).	None
Tony DeMarino Birth Year: 1970	Anti-Money Laundering Compliance Officer	Since February 2022	Principal Executive Officer, Matrix 360 Distributors, LLC (2022-present); Partner, Primark Capital (2020-2022); Head of Distribution, Cognois Capital, LLC (2016-2020).	None

[1]	The “Fund Complex” consists of the Tactical Investment Series Trust.

To obtain a free copy of the prospectus or SAI or other information about the Trust, or to make shareholder inquiries about a Fund, please call (833) 974-3787 or visit www.tfafunds.com. You may also write to:

Tactical Investment Series Trust

c/o M3Sixty Fund Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

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